ACCRUED LIABILITIES AND OTHER PAYABLES (Details Narrative) - USD ($)	Aug. 31, 2025	Feb. 28, 2025
Payables and Accruals [Abstract]
Other payables	$ 397,109	$ 388,568
Advance royalties	$ 388,568